Segmentation of key figures (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Interest income	$ 379	$ 71	$ 91
Impairment charges and fair value gains on financial assets, net	(260)	38	335
Equity-based compensation of Novartis equity plans	(1,048)	(979)	(958)
Restructuring provision [member]
Disclosure of operating segments [line items]
Additions to restructuring provisions	(1,368)	(328)	(354)
Right-of-use assets [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(300)	(318)	(330)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(3)
Intangible assets and goodwill [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(3,982)	(3,903)	(3,462)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1,326)	(403)	(914)
Property, plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(1,163)	(1,208)	(1,318)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(407)	(281)	(440)
Innovative Medicines
Disclosure of operating segments [line items]
Impairment charges and fair value gains on financial assets, net	(134)	43	153
Equity-based compensation of Novartis equity plans	(706)	(721)	(714)
Innovative Medicines | Restructuring provision [member]
Disclosure of operating segments [line items]
Additions to restructuring provisions	(1,069)	(240)	(217)
Innovative Medicines | Right-of-use assets [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(252)	(265)	(273)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(3)
Innovative Medicines | Intangible assets and goodwill [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(3,728)	(3,638)	(3,080)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1,299)	(367)	(768)
Innovative Medicines | Property, plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(837)	(859)	(912)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(407)	(271)	(324)
Sandoz
Disclosure of operating segments [line items]
Equity-based compensation of Novartis equity plans	(62)	(65)	(64)
Sandoz | Restructuring provision [member]
Disclosure of operating segments [line items]
Additions to restructuring provisions	(40)	(62)	(98)
Sandoz | Right-of-use assets [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(33)	(39)	(41)
Sandoz | Intangible assets and goodwill [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(222)	(238)	(370)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(25)	(28)	(141)
Sandoz | Property, plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(204)	(210)	(282)
Impairment loss (reversal of impairment loss) recognised in profit or loss		(9)	(116)
Corporate
Disclosure of operating segments [line items]
Impairment charges and fair value gains on financial assets, net	(126)	(5)	182
Equity-based compensation of Novartis equity plans	(280)	(193)	(180)
Corporate | Restructuring provision [member]
Disclosure of operating segments [line items]
Additions to restructuring provisions	(259)	(26)	(39)
Corporate | Right-of-use assets [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(15)	(14)	(16)
Corporate | Intangible assets and goodwill [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(32)	(27)	(12)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(2)	(8)	(5)
Corporate | Property, plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	$ (122)	(139)	$ (124)
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ (1)